CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 38,018,782	$ 9,867,588		$ 9,653,528
Prepaid expenses	565,775	369,881		279,366
Total current assets	43,781,623	14,198,053		10,488,252
Total assets	44,440,578	14,883,762		10,987,425
Current liabilities:
Total current liabilities	3,649,804	3,203,299		634,036
Total liabilities	101,716,804	49,245,299		14,067,971
Commitments and contingencies (Note 13)
Redeemable convertible preferred stock, $0.0001 par value - 7,000,000 shares authorized; $25,129,945 aggregate liquidation preference; 6,585,881 shares issued and outstanding at December 31, 2023 and 2022	25,030,520	25,030,520		25,030,520
Stockholders' deficit
Common stock, $0.0001 par value - 14,000,000 shares authorized; 5,058,554 and 4,836,577 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively	506	484		477
Accumulated deficit	(85,515,529)	(61,493,444)		(29,320,787)
Total stockholders' deficit	(82,306,746)	(59,392,057)	$ (32,771,798)	(28,111,066)	$ (18,730,612)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	44,440,578	14,883,762		10,987,425
AltC Acquisition Corp.
Current assets
Cash	420,807	1,628,692		3,577,359
Prepaid expenses	280,860	430,720		420,828
Total current assets	701,667	2,059,412		3,998,187
Marketable securities held in Trust Account	307,512,876	303,560,538		506,140,080
Total assets	308,214,543	305,619,950		510,138,267
Current liabilities:
Accrued expenses	939,100	526,952		303,257
Excise tax liability	2,159,147	2,159,147
Income taxes payable	1,459,162	805,086		1,180,272
Total current liabilities	4,557,409	3,491,185		1,483,529
Deferred tax liability				294,084
Deferred legal fee	92,441	92,441		118,715
Deferred underwriting fee payable	7,000,000	7,000,000		17,500,000
Total liabilities	11,649,850	10,583,626		19,396,328
Commitments and contingencies (Note 13)
Stockholders' deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at March 31, 2024 and December 31, 2023, respectively
Additional paid-in capital	6,443,978	7,939,799		0
Accumulated deficit	(14,792,275)	(16,320,644)		(13,804,143)
Total stockholders' deficit	(8,346,902)	(8,379,450)	$ (13,928,346)	(13,802,748)	$ (13,183,831)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	308,214,543	305,619,950		510,138,267
AltC Acquisition Corp. | Class A Common Stock
Stockholders' deficit
Common stock, $0.0001 par value - 14,000,000 shares authorized; 5,058,554 and 4,836,577 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively	145	145		145
AltC Acquisition Corp. | Class A Common Stock Subject to Possible Redemption
Current liabilities:
Redeemable convertible preferred stock, $0.0001 par value - 7,000,000 shares authorized; $25,129,945 aggregate liquidation preference; 6,585,881 shares issued and outstanding at December 31, 2023 and 2022	304,911,595	303,415,774		504,544,687
AltC Acquisition Corp. | Class B Common Stock
Stockholders' deficit
Common stock, $0.0001 par value - 14,000,000 shares authorized; 5,058,554 and 4,836,577 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively	$ 1,250	$ 1,250		$ 1,250